UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/00

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7971

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     05/12/00
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:  170488


List of Other Included Managers:  None

                        KPM Investment Management, Inc.
                                    FORM 13F
                               March 31, 2000
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

                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AT&T Corp                   COM            001957109   5873 104294 SH         Sole              104294
Abbott Laboratories         COM            002824100   3896 110730 SH         Sole              110730
Allstate Corp               COM            020002101   4102 172262 SH         Sole              172262
Alltel Corp                 COM            020039103    349   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     71  13061 SH         Sole               13061
American STS Water          COM            842502106    402  13500 SH         Sole               13500
Anheuser-Busch Cos          COM            035229103   3091  49659 SH         Sole               49659
Arthur J Gallagher          COM            363576109   3331 102483 SH         Sole              102483
Arts Way Manufacturing Inc  COM            043168103    103  33032 SH         Sole               33032
Atlantic Richfield Co       COM            048825103   6093  71681 SH         Sole               71681
Bay View Capital Corp       COM            07262L101   1145 152700 SH         Sole              152700
Berkshire Hathaway 'A'      COM            084670108   3375     59 SH         Sole                  59
Berkshire Hathaway 'B'      COM            084670207   3715   2041 SH         Sole                2041
CVS Corporation             COM            126650100    770  20500 SH         Sole               20500
Duff & Phelps Credit Rating COM            26432fl09    229   2300 SH         Sole                2300
Dun & Bradstreet            COM            26483b106   5854 204512 SH         Sole              204512
Electronic Data Systems     COM            285663104   5251  81814 SH         Sole               81814
Emerson Electric Co         COM            291011104   5841 109953 SH         Sole              109953
Exxon Mobil Corp            COM            302290101   2558  32815 SH         Sole               32815
FiberMark Inc               COM            315646109   1768 136664 SH         Sole              136664
First Data Corp             COM            319963104   3273  73750 SH         Sole               73750
Freddie Mac                 COM            313400301   7694 174127 SH         Sole              174127
Gannett Company Inc         COM            364730101   1144  16257 SH         Sole               16257
Gartner Group Cl A          COM            366651107   5061 321347 SH         Sole              321347
General Electric Co         COM            369604103    454   2919 SH         Sole                2919
Honeywell International     COM            438516106   4760  90345 SH         Sole               90345
IKON Office Solutions       COM            451713101    428  69100 SH         Sole               69100
IMS Health Inc.             COM            449934108   4035 238243 SH         Sole              238243
Intervoice Inc              COM            461142101   1150  39835 SH         Sole               39835
J.P. Morgan & Company, Inc  COM            616880100    429   3258 SH         Sole                3258
Johnson & Johnson           COM            478160104   6067  86365 SH         Sole               86365
Kimberly-Clark Corp         COM            494368103   6059 108083 SH         Sole              108083
Leggeff & Platt Inc         COM            524660107    920  42800 SH         Sole               42800
MBIA Inc                    COM            55262C100   1255  24098 SH         Sole               24098
Mattel Inc.                 COM            577081102   1736 165375 SH         Sole              165375
McDonald's Corp             COM            580135101   4072 108950 SH         Sole              108950
Montana Power Co            COM            612085100   2043  31926 SH         Sole               31926
Motorcar Parts & Acces      COM            620071100    331 179100 SH         Sole              179100

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
                        KPM Investment Management, Inc.
                                    FORM 13F
                               March 31, 2000
                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Nike, Inc                   COM            654106103  4824  121749 SH         Sole             121749
Pentair Inc                 COM            709631105  6087  164242 SH         Sole             164242
Pepsico Inc                 COM            713448108  5622  161190 SH         Sole             161190
Philip Morris Cos           COM            718154107  1461   69150 SH         Sole              69150
Potash Corp.                COM            737551107  5579  111581 SH         Sole             111581
Prima Energy Corp           COM            741901201  3938  145845 SH         Sole             145845
Ritchie Bros. Auctioneers   COM            767744105   643   25200 SH         Sole              25200
SBC Communications          COM            78387g103  1766   41927 SH         Sole              41927
SITEL Corp                  COM            82980k107  3951  574637 SH         Sole             574637
SLM Holding Corp            COM            78442a109  5830  174999 SH         Sole             174999
Sara Lee Corp               COM            803111103   632   35100 SH         Sole              35100
Snap-On Inc.                COM            833034101  4460  170310 SH         Sole             170310
Sprint Co                   COM            852061100  3030   47900 SH         Sole              47900
Transaction Systems Archit. COM            893416107  4161  144087 SH         Sole             144087
Transcrypt Intl, Inc.       COM            89363a101   666  180509 SH         Sole             180509
Union Pacific               COM            907818108  2327   59473 SH         Sole              59473
Union Pacific Resources     COM            907834105  1413   97459 SH         Sole              97459
Wells Fargo Corp            COM            949746101   448   11000 SH         Sole              11000
Worldcom Inc                COM            98157d106  3073   67814 SH         Sole              67814
Worthington Ind.            COM            981811102  1848  149352 SH         Sole             149352
REPORT SUMMARY               58 DATA RECORDS        170488          0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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